SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Staff advance	$ 29,585	$ 3,332
Deposit	9,256	3,847
VAT recoverable	1,283,755	540,016
Loan to the third party	653,010	633,587
Advance for investment	5,047,973
Others	5,800	10,297
Subtotal	7,029,379	1,191,079
Less: allowance for credit losses	(656,013)	(636,501)
Total of other current assets	$ 6,373,366	$ 554,578